Investment in Biohaven (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Investment in Biohaven [Abstract]
Balance at March 31, 2017	$ 52	$ 58,913
Realized gain on investment		126,000
Realized gain transferred to income on disposition of shares		(24,515)
Proceeds from sale of investment		7,289
Property dividend of Biohaven shares		(153,056)
Unrealized gain on investment	50		24,547
Balance at March 31, 2018	$ 103	$ 52	$ 58,913